Share Capital (Details) - Schedule of Share Capital of the Company - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Authorised [Member]
Authorized:
Ordinary Shares value	$ 50,000	$ 17,000
Authorised [Member] | Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value	44,000
Authorised [Member] | Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value	5,000
Authorised [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value	1,000
Authorised [Member] | Old Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value		9,590
Authorised [Member] | Old Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value		210
Authorised [Member] | Old Class C Ordinary Shares [Member]
Authorized:
Ordinary Shares value		3,770
Authorised [Member] | Old Class D Ordinary Shares [Member]
Authorized:
Ordinary Shares value		1,830
Authorised [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value		1,600
Issued and fully paid [Member]
Authorized:
Ordinary Shares value	4,200	2,020
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value	2,528
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value	1,325
Issued and fully paid [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value	347
Issued and fully paid [Member] | Old Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value		265
Issued and fully paid [Member] | Old Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value		206
Issued and fully paid [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value		$ 1,549